Current and long-term debt - 2017 credit facility (Details) $ in Thousands	1 Months Ended
	May 31, 2020	Mar. 31, 2017 USD ($) tranche	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	5 years
Debt outstanding			$ 2,415,326		$ 2,552,473
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 172,000
Number of borrowing tranches | tranche		5
Deposit in debt service reserve account			$ 5,000	$ 5,000
Debt outstanding					$ 131,500
2017 Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche		2
2017 Credit Facility - Commercial Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						$ 15,000
2017 Credit Facility - Commercial Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity						$ 25,000
2017 Credit Facility - KEXIM Funded Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 52,000
2017 Credit Facility - GIEK Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		32,000
2017 Credit Facility - KEXIM Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 48,000